LEASE - Capital lease and other financing obligations (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Capital lease obligations
Within 1 year	¥ 124,215	¥ 71,300
After 1 year but within 2 years	131,499	85,783
After 2 years but within 3 years	139,230	92,677
After 3 years but within 4 years	223,572	193,202
After 4 years but within 5 years	116,146	71,501
After 5 years	1,519,487	716,089
Total minimum lease payments	2,254,149	1,230,552
Less: total future interest	(964,102)	(552,060)
Present value of capital lease obligations	1,290,047	678,492
Other financing obligations
Within 1 year	38,977	22,044
After 1 year but within 2 years	38,999	38,443
After 2 years but within 3 years	41,944	39,548
After 3 years but within 4 years	42,287	41,586
After 4 years but within 5 years	42,287	42,287
After 5 years	684,271	725,178
Total other financing obligations	888,765	909,086
Less: total future interest	(426,956)	(450,670)
Less: estimated building costs		(25,356)
Present value of other financing obligations	461,809	433,060
Total
Within 1 year	163,192	93,344
After 1 year but within 2 years	170,498	124,226
After 2 years but within 3 years	181,174	132,225
After 3 years but within 4 years	265,859	234,788
After 4 years but within 5 years	158,433	113,788
After 5 years	2,203,758	1,441,267
Total	3,142,914	2,139,638
Less: total future interest	(1,391,058)	(1,002,730)
Less: estimated building costs		(25,356)
Present value of total obligations	1,751,856	1,111,552
Including:
Current Portion	38,594	88,593
Non-current portion	¥ 1,713,262	¥ 1,022,959
Weighted average effective interest rate of capital and build-to-suit leases (as a percent)	7.53%		8.14%